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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

WST ASSET MANAGER - U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 99.3%	Shares	Value

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	18,960	$1,715,311
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	15,965	1,725,338
Guggenheim S&P 500® Equal Weight Financial ETF	38,450	1,718,715
Guggenheim S&P 500® Equal Weight Health Care ETF	53,250	8,514,142
Guggenheim S&P 500® Equal Weight Technology ETF	18,506	1,759,736
iShares Floating Rate Bond ETF	13,530	685,700
PIMCO Total Return Exchange-Traded Fund	12,495	1,352,209

Total Exchange-Traded Funds (Cost $16,377,224)		$17,471,151

MONEY MARKET FUNDS — 0.7%	Shares	Value

Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	43,343	$43,343
First American Treasury Obligations Fund - Class Z, 0.00% (a)	42,398	42,399
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (a)	42,398	42,398

Total Money Market Funds (Cost $128,140)		$128,140

Total Investments at Value — 100.0% (Cost $16,505,364)		$17,599,291

Other Assets in Excess of Liabilities — 0.0% (b)		5,545

Net Assets — 100.0%		$17,604,836

(a) The rate shown is the 7-day effective yield as of May 31, 2015.
(b) Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WST ASSET MANAGER - U.S. BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 33.4%	Shares	Value

iShares iBoxx $ High Yield Corporate Bond ETF	95,000	$8,636,450
PowerShares Fundamental High Yield Corporate Bond Portfolio ETF	56,302	1,067,486
SPDR Barclays High Yield Bond ETF	230,000	9,066,600

Total Exchange-Traded Funds (Cost $18,787,145)		$18,770,536

OPEN-END MUTUAL FUNDS — 62.7%	Shares	Value

AB High Income Fund, Inc.	563,583	$5,077,886
BlackRock High Yield Bond Portfolio - Institutional Class	638,603	5,115,210
Eaton Vance Income Fund of Boston - Class A	785,909	4,676,156
Ivy High Income Fund - Class I	1	9
Franklin High Income Fund - Advisor Class	2,538,426	5,102,237
JPMorgan High Yield Fund - Select Class	661,725	5,101,897
PIMCO High Yield Fund - Class D	549,026	5,089,470
RidgeWorth High Income Fund - I Shares	759,524	5,104,004

Total Open-End Mutual Funds (Cost $34,972,913)		$35,266,869

MONEY MARKET FUNDS — 3.8%	Shares	Value

Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	726,341	$726,341
First American Treasury Obligations Fund - Class Z, 0.00% (a)	704,977	704,977
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (a)	704,977	704,977

Total Money Market Funds (Cost $2,136,295)		$2,136,295

Total Investments at Value — 99.9% (Cost $55,896,353)		$56,173,700

Other Assets in Excess of Liabilities — 0.1%		59,560

Net Assets — 100.0%		$56,233,260

(a) The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to Schedules of Investments.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

1.   Securities Valuation

Portfolio securities of WST Asset Manager – U.S. Equity Fund and WST Asset Manager  – U.S. Bond Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  The pricing and valuation of each Fund’s securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Board”) of WST Investment Trust.  In determining the value of the Funds’ assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded.  The Funds normally use third party pricing services to obtain market quotations.  To the extent the assets of a Fund are invested in other open-end investment companies that are registered under the 1940 Act and are not traded on a market, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open‑end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board.  Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAV; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the calculation of the Funds’ NAVs.  In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of May 31, 2015:

WST Asset Manager - U.S. Equity Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$17,471,151	$-	$-	$17,471,151
Money Market Funds	128,140	-	-	128,140
Total	$17,599,291	$-	$-	$17,599,291

WST Asset Manager - U.S. Bond Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$18,770,536	$-	$-	$18,770,536
Open-End Mutual Funds	35,266,869	-	-	35,266,869
Money Market Funds	2,136,295	-	-	2,136,295
Total	$56,173,700	$-	$-	$56,173,700

As of May 31, 2015, the Funds did not have any transfers into and out of any Level.  The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2015.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2015:

	WST Asset Manager - U.S. Equity Fund	WST Asset Manager - U.S. Bond Fund

Tax cost of portfolio investments	$16,505,364	$55,936,885
Gross unrealized appreciation	$1,100,649	$297,842
Gross unrealized depreciation	(6,722)	(61,027)
Net unrealized appreciation	$1,093,927	$236,815

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the WST Asset Manager – U.S. Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.   Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., exchange-traded funds (“ETFs”), open-end mutual funds and money market mutual funds). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of May 31, 2015, the Guggenheim S&P 500® Equal Weight Health Care ETF represented 48.4% of WST Asset Manager – U.S. Equity Fund’s net assets.  Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of May 31, 2015, WST Asset Manager – U.S. Equity Fund had 99.3% of the value of its net assets invested in ETFs and WST Asset Manager – U.S. Bond Fund had 33.4% and 62.7% of the value of its net assets invested in ETFs and open-end mutual funds, respectively.

5.   Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.  As of May 31, 2015, the WST Asset Manager - U.S. Equity Fund had 48.4% of the value of its net assets invested in an ETF that is concentrated in the Health Care sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	June 18, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	June 18, 2015

* Print the name and title of each signing officer under his or her signature.